Schedule of Note Receivable Related Party (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Less: allowance for doubtful accounts	$ 1,192,340	$ 766,692
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Note receivable	2,770,700	248,095
Interest receivable	177,548	115,937
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098	291,841
Notes receivable – net	$ 2,582,675	$ 72,191